DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2024 and December 31, 2023 are summarized as follows:

(in thousands of $)	2024	2023
Interest rate swaps	31,888	27,930
Bunker derivatives	381	140
Foreign currency swaps	118	—
Forward freight agreements	—	—
Asset Derivatives - Fair Value	32,387	28,070

(in thousands of $)	2024	2023
Foreign currency swaps	—	2
Bunker derivatives	107	170
Forward freight agreements	—	—
Liability Derivatives - Fair Value	107	172

Derivative Instruments Gain (Loss)
During the six months ended June 30, 2024 and June 30, 2023, the following amounts were recognized in the consolidated statement of operations under the line item "Gain (loss) on derivatives":

(in thousands of $)	2024	2023
Interest rate swaps	12,261	9,625
Foreign currency swaps	5	(21)
Forward freight agreements	1,620	(2,689)
Bunker derivatives	532	47
Total	14,418	6,962